Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Loans Outstanding

Loans outstanding at December 31, 2014 and 2013, are as follows:

	(Expressed in Thousands)
	2014	2013
Consumer Real Estate:
Construction	$3,519	$487
Farmland	93	136
Residential 1-4 family	23,737	23,275
Home equity loans	1,207	1,665
Home equity lines of credit	3,966	3,684

Total Consumer Real Estate	32,522	29,247
Commercial Real Estate:
Non-farm, non-residential	37,411	35,345
Multifamily (5 or more) residential properties	9,538	8,762

Total Commercial Real Estate	46,949	44,107
Commercial and Other Loans:
Commercial	5,720	5,489
Non-rated industrial development obligations	11,384	11,200
Other loans	19	36

Total Commercial and Other Loans	17,123	16,725
Consumer Loans:
Installment and other loans to individuals	2,261	2,921
Credit cards	503	535

Total Consumer Loans	2,764	3,456

Total Loans	99,358	93,535
Less unearned interest and deferred fees	141	133

Gross Loans	99,217	93,402
Less allowance for loan losses	1,813	1,865

Net Loans	$97,404	$91,537

Summary of Contractual Aging of Loans in Past Due, by Class of Loans

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2014
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Total Loans	90 Days or More Past Due and Accruing
Commercial and other loans	$17,078	$6	$-	$39	$45	$17,123	$-
Commercial real estate	46,246	-	13	690	703	46,949	-
Consumer real estate	32,384	71	-	67	138	32,522	-
Consumer	2,742	5	3	14	22	2,764	14
Unearned interest and deferred fees	(141)	-	-	-	-	(141)	-

Total loans	$98,309	$82	$16	$810	$908	$99,217	$14

Non-accrual loans included above are as follows:
Commercial and other loans	$-	$-	$-	$39	$39	$39	$-
Commercial real estate	-	-	13	690	703	703	-
Consumer real estate	223	-	-	67	67	290	-
Consumer	-	-	-	-	-	-	-

Total non-accrual loans	$223	$-	$13	$796	$809	$1,032	$-

	December 31, 2013
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Total Loans	90 Days or More Past Due and Accruing
Commercial and other loans	$16,693	$10	$-	$22	$32	$16,725	$-
Commercial real estate	43,244	159	-	704	863	44,107	-
Consumer real estate	28,994	168	9	76	253	29,247	-
Consumer	3,451	4	-	1	5	3,456	-
Unearned interest and deferred fees	(133)	-	-	-	-	(133)	-

Total loans	$92,249	$341	$9	$803	$1,153	$93,402	$-

Non-accrual loans included above are as follows:
Commercial and other loans	$4	$-	$-	$22	$22	$26	$-
Commercial real estate	22	159	-	704	863	885	-
Consumer real estate	146	124	9	76	209	355	-
Consumer	-	3	-	1	4	4	-

Total non-accrual loans	$172	$286	$9	$803	$1,098	$1,270	$-

Risk Category of Loans by Class of Loans Based on Most Recent Analysis

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2014 and 2013 (in thousands):

December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and other	$17,084	$—	$39	$—	$17,123
Commercial real estate	41,679	1,170	4,100	—	46,949
Construction and farmland	3,262	—	350	—	3,612

Total	$62,025	$1,170	$4,489	$—	$67,684

December 31, 2013	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and other	$16,675	$—	$50	$—	$16,725
Commercial real estate	35,302	3,936	4,869	—	44,107
Construction and farmland	272	—	351	—	623

Total	$52,249	$3,936	$5,270	$—	$61,455

Recorded Investment of Loans by Class of Loan Based on Payment Activity

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2014 and 2013 (in thousands):

2014	Performing	Non-performing	Total
Consumer	$2,750	$14	$2,764
Consumer real estate	28,620	290	28,910

Total	$31,370	$304	$31,674

2013	Performing	Non-performing	Total
Consumer	$3,452	$4	$3,456
Consumer real estate	28,269	355	28,624

Total	$31,721	$359	$32,080

Summary of Impaired Loans

Year-end impaired loans are set forth in the following tables (in thousands):

	December 31, 2014
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and other loans	$39	$-	$39	$39	$39
Commercial real estate	744	474	270	744	78
Consumer real estate	493	143	350	493	9
Consumer	18	-	11	11	1

Total	$1,294	$617	$670	$1,287	$127

	December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance
Commercial and other loans	$36	$4	$32	$36	$32
Commercial real estate	930	378	552	930	136
Consumer real estate	231	231	-	231	-

Total	$1,197	$613	$584	$1,197	$168

Average Recorded Investment, Interest Income Recognized and Interest Income Recognized Cash Basis in Impaired Loans

	December 31, 2014
	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized Cash Basis
Commercial and other loans	$27	$—	$—
Commercial real estate	809	2	—

Consumer real estate	368	13	—
Consumer	3	1	—

Total	$1,207	$16	$—

	December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized Cash Basis
Commercial and other loans	$28	$—	$—
Commercial real estate	2,157	1	—

Consumer real estate	230	—	—

Total	$2,415	$1	$—

Troubled Debt Restructurings on Financing Receivables

The following tables include the recorded investment and number of modifications for new TDRs, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured (in thousands):

	December 31, 2014			December 31, 2013
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and other loans	-	$-	$-	-	$-	$-
Commercial real estate	-	-	-	1	46	46
Consumer real estate	1	350	350	-	-	-

Total	1	$350	$350	1	$46	$46

Troubled Debt Restructurings That Subsequently Defaulted Within 12 Months After Restructuring
Commercial and other loans	-	$-	$-	-	$-	$-
Commercial real estate	-	-	-	-	-	-
Consumer real estate	1	350	350	-	-	-

Total	1	$350	$350	-	$-	$-

Summary of New Troubled Debt Restructurings by Type of Modification

The following tables include new troubled debt restructurings by type of modification (in thousands).

	December 31, 2014
	Interest Only	Term	Combination	Total Modification
Troubled Debt Restructurings
Commercial and other loans	$-	$-	$-	$-
Commercial real estate	-	-	-	-
Consumer real estate	-	350	-	350

Total	$-	$350	$-	$350

	December 31, 2013
	Interest Only	Term	Combination	Total Modification
Troubled Debt Restructurings
Commercial and other loans	$-	$-	$-	$-
Commercial real estate	-	46	-	46
Consumer real estate	-	-	-	-

Total	$-	$46	$-	$46